Other Postretirement Employee Benefit Plans (Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates) (Details) - Other Postretirement Benefits $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure
Effect on the total of service and interest cost components, 1% increase	$ 0.3
Effect on the total of service and interest cost components, 1% decrease	(0.3)
Effect on postretirement medical benefit obligation, 1% increase	5.3
Effect on postretirement medical benefit obligation, 1% decrease	$ (4.7)